Document And Entity Information	Nov. 03, 2026
Document Information [Line Items]
Entity, Registrant Name	Global Industrial Company
Document, Type	8-K
Document, Period End Date	Nov. 03, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-13792
Entity, Tax Identification Number	11-3262067
Entity, Address, Address Line One	11 Harbor Park Drive
Entity, Address, City or Town	Port Washington
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	11050
City Area Code	516
Local Phone Number	608-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GIC
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000945114